Consolidated Balance Sheets - USD ($)	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 30,489		$ 60,155		$ 85,265
Restricted cash	628,513		656,625		1,306,463
Accounts receivable, net	1,530		1,530		98,325
Short-term investments	75,916		79,312		75,797
Prepaid expense and other current assets	159,602		101,051		150,235
Total Current Assets	1,794,450		1,656,709		2,987,247
Property and equipment, net	7,949,150		7,969,278		573,978
Operating lease right-of-use assets	708,023		809,283		1,161,141
Long-term investments	2,474,514		2,527,740		842,070
Deferred tax assets, net					117,110
Prepaid expenses – non-current	75,416		78,789		135,135
Security deposits	60,644		62,442		58,838
Prepayment for long-term investments	1,274,842		1,274,842		2,838,578
Total Assets	14,460,402		14,492,599		9,579,574
Current Liabilities
Preferred stock
Common stock	10,698	[1]	7,940	[1]	3,286
Additional paid-in capital	86,029,237		82,636,966		67,937,050
Stock subscription receivable	(225,740)		(451,480)		(1,354,440)
Accumulated deficit	(69,353,071)		(65,420,095)		(54,904,439)
Accumulated other comprehensive income	233,323		516,387		517,128
Treasury stock	(8,902,371)		(8,901,668)		(9,100,000)
Total Stockholders’ equity	7,792,076		8,388,050		3,098,585
Noncontrolling interest	(305,121)		(257,078)		137,554
Total Equity	7,486,955		8,130,972		3,236,139
Total Liabilities and Equity	14,460,402		14,492,599		9,579,574
Current Liabilities
Short-term bank loans	860,750		899,250		1,893,750
Accrued expenses and other current liabilities	4,050,845		3,696,380		2,909,587
Contract liabilities	79,500		79,500		10,985
Taxes payables	108,110		112,946
Operating lease liabilities – current portion	389,870		401,826		369,314
Convertible notes payable – third parties, net	842,567		569,456
Total Current Liabilities	6,633,614		5,932,490		5,543,628
Tenant security deposit	21,680		21,680		7,980
Operating lease liability – non-current portion	318,153		407,457		791,827
Total Liabilities	6,973,447		6,361,627		6,343,435
COMMITMENTS AND CONTINGENCIES
Related Party [Member]
Current Assets
Accounts receivable – related parties, net	10,463		10,463		757,343
Due from related parties – current	887,937		747,573		513,819
Due from related parties – non-current, net	123,363		113,516		865,477
Current Liabilities
Due to related parties	$ 301,972		$ 173,132		$ 359,992

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.